Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2018
Trading Portfolio
Trading portfolio
	Barclays Bank Group
	2018	2017
	£m	£m
Debt securities and other eligible bills	57,134	51,195
Equity securities	39,565	59,338
Traded loans	7,234	3,140
Commodities	105	82
Trading portfolio assets	104,038	113,755

Debt securities and other eligible bills	(24,125)	(29,046)
Equity securities	(12,489)	(8,306)
Trading portfolio liabilities	(36,614)	(37,352)